Label	Element	Value
Brookfield Global Listed Infrastructure Fund
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Supplement [Text Block]	ck0001520738_SupplementTextBlock

BROOKFIELD INVESTMENT FUNDS

Brookfield Global Listed Infrastructure Fund

Supplement dated August 24, 2016, to the Prospectus for Class A Shares, Class C Shares, Class I Shares and Class Y Shares of the Brookfield Global Listed Real Estate Fund, the Brookfield Global Listed Infrastructure Fund, the Brookfield Real Assets Securities Fund and the Brookfield U.S. Listed Real Estate Fund, dated April 29, 2016.

Risk/Return [Heading]	rr_RiskReturnHeading	Brookfield Global Listed Infrastructure Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Effective September 1, 2016, each Fund has eliminated its redemption fee.

All references in the Funds’ prospectus regarding the application of a redemption fee by any of the Funds are hereby deleted.

Please contact the Funds at 1-855-244-4859 if you have any questions.

Please retain this Supplement for reference.